N-4	May 01, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	EQUITABLE FINANCIAL LIFE INSURANCE COMPANY OF AMERICA
Entity Central Index Key	0002038891
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]
HISTORICAL CURRENT LIMITS on INDEX GAINS
For The Year Ended December 31, 2025
Structured Capital Strategies 16 ADV Shares

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
MSCI EAFE 1 Year -10% Buffer	11.7	11.5	9.7	10	10	10	10.4	10.9	9.1	9.2	8.8	8.2
S&P 500 5 Year -10% Buffer	33			28	32	31	32	35	30	30	27	29
MSCI EM 1 Year -10% Buffer	11.6	11	9.6	10	10.4	10.3	10.4	13	11.4	10.7	7.7	9.8
Financial SPDR 1 Year - 10% Buffer	9.8	9.4	8.5	8.8	9.7	9.8	11.1	12.6	11	9.1	8.9	9.2
Energy SPDR Index 1 Year -10% Buffer	18.1	17.3	16.9	16.5	18	16.1	16.9	23	22.2	18.3	16	21.8
Russell 2000 3 Year -10% Buffer						27	30				25	26
Russell 2000 3 Year -20% Buffer	18	19	18	18	20	20	21		20	22	18	19
S&P 500 5 Year -30% Buffer							21	23				20
S&P 500 3 Year -20% Buffer	15	14	14	14	16	15	15	18	16	15	15	15
Russell 2000 1 Year -10% Buffer	12.7	13.7	12.4	12.2	13.2	13	14.9	16.8	14.4	13.1	12.1	12.5

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
S&P 500 1 Year -10% Buffer	8.5	8.7	8.2	8.1	8.8	8.7	9.9	12.1	10.2	9.1	8.4	8.6
S&P 500 5 Year -20% Buffer			23		26	25	26	28	24		22	23
Russell 2000 5 Year -20% Buffer			27		31		30		29		25	29
Russell 2000 5 Year -30% Buffer
NASDAQ 100 1 Year -10% Buffer	11.9	11.5	10.8	10.8	12	11.6	12.9	15.6	14.2	12.1	10.1	11.7
DJ US REIT 1 Year -10% Buffer	14.7	13.5	14.4	13.7	13.4	13.5	14	16.8	13.7	14.4	16.7	15.6
MSCI EAFE 3 Year -10% Buffer	29			22			27		24	23	22	21
Gold SPDR Index 1 year -10% Buffer	5.6	7.5	8	8	6.9	7.3	7.2	10.4	8.8	9.1	6.3
Russell 2000 5 Year -10% Buffer				33	39	38	39	40			33	36
S&P 500 3 Year -10% Buffer	20		18	18	20	20	21	24	21	20	18	19

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
MSCI EAFE 1 Year -10% Buffer	7	8.2	9.1	7.1	7.9	8.3	7.7	9.3	8.1	8.8	10.2
S&P 500 5 Year -10% Buffer		29	27	29	30	32	30	30		34	34
MSCI EM 1 Year -10% Buffer	10.9	9.2	8.5	7.6	9.7	8.3	7.9	11.7	11.4	11.9	11.7
Financial SPDR 1 Year - 10% Buffer	11	10.7	9.4	9.7	9.4	10.4	8.9	12	11.4	14.6	10.6
Energy SPDR Index 1 Year -10% Buffer	16.7	18.1	15.6	17.6	19.1	18.3	15.3	20.8	21.1	24.2	21.3
Russell 2000 3 Year -10% Buffer	26	26	25	26	27	28	26	27		32	31
Russell 2000 3 Year -20% Buffer	19	19	17	18	19	20	19	19	22		22
S&P 500 5 Year -30% Buffer							20		21		23
S&P 500 3 Year -20% Buffer	15	14	13	14	15	15	15	15	16	17	17

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
Russell 2000 1 Year -10% Buffer	12	12.2	11.6	12.2	12.4	13	12.7	14.4	14.6	15.8	14.6
S&P 500 1 Year -10% Buffer	7.9	8.1	7.3	7.9	7.8	8	8.2	8.9	9.6	11.3	10
S&P 500 5 Year -20% Buffer		24	22	24			24			27	28
Russell 2000 5 Year -20% Buffer		29		28	29		28			34
Russell 2000 5 Year -30% Buffer							23		26
NASDAQ 100 1 Year -10% Buffer	10.8	10.6	9.4	10.3	10.1	10.3	11.4	12.3	17.6	14.7	17.4
DJ US REIT 1 Year -10% Buffer	18.9	17	14.2	11.6	13.2	14.2	11.3	4.1	17.4	40.9	23.7
MSCI EAFE 3 Year -10% Buffer	24		20	24	27	25	23	23	26	26	40
Gold SPDR Index 1 year -10% Buffer	6.7	7.5	6.3	6.8	7.3	7.1	7.5	9.8	10.1	13	12.2
Russell 2000 5 Year -10% Buffer		36	34			39				44	43
S&P 500 3 Year -10% Buffer		19	17	19	19	20	19	20	21	23	23

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
MSCI EAFE 5 Year -30% Buffer	17	15	15	14	15	16	14	14	12	14	15	13
MSCI EAFE 1 Year -10% Buffer	9.8	9.4	8.3	8	8.2	8.4	9	9.2	7.7	7.5	6.8	6.5
MSCI EAFE 5 Year -20% Buffer	23	20	19	18	20	21	20	19	16	18	22	18
MSCI EAFE ETF Annual Lock 5 Yr -10% Buff	6.6	5.7	5.1	5.2	5.1	5.3	5.3	5.9	5.4	5.5	4.4	4.8
S&P 500 5 Year -10% Buffer	19	22	22	22	27	24	23	27	23	23	21	22
MSCI EM 1 Year -10% Buffer	9.5	9.4	8.7	8.4	8.8	8.5	8.5	11.2	9.7	9	7.2	8.3
Financial SPDR 1 Year - 10% Buffer	7.4	8.3	7.5	7.5	8.5	8.5	9.6	11.1	9.7	8.2	9.9	8.2
MSCI EAFE 5 Year -10% Buffer	32	27	26	24	27	29	28	26	23	26	25	26
Russell 2000 Annual Lock 5 Yr -10% Buff	6.7	7.3	7.1	7	7.3	7.3	7	8.1	7.3	7.3	6.8	7.4
Choice S&P 500 5 Yr - 15% Buffer	29	25	25	25		27	29	30	27	27	31	26
Energy SPDR Index 1 Year -10% Buffer	15.6	14.8	14.4	14	15.4	13.7	14.3	20.1	19.7	16.2	15.5	19.2
Choice Russell 2000 5 Yr - 10% Buffer	37		35			39		42
Russell 2000 3 Year -10% Buffer	19	20	20	19	22	22	24	25	23	24	20	21
Russell 2000 3 Year -20% Buffer	14	14	14	14	16	15	16	18	16	17	14	15
S&P 500 Annual Lock 5 Year -10% Buffer	5.7	6	5.8	6	6.2	6.4	6.3	7.3	6.5	6.4	5.7	6.3

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
S&P 500 5 Year -30% Buffer	12	14	14	14	15	15	14	17	13	15	12	14
S&P 500 3 Year -20% Buffer	10	11	11	11	12	12	12	14	11	12	10	11
Russell 2000 1 Year -10% Buffer	11.7	11.6	10.7	10.6	11.8	11.5	13.1	15	12.7	11.4	10.4	11.2
S&P 500 1 Year -10% Buffer	7.3	7.5	7	6.9	7.7	7.5	8.7	10.9	9.1	7.9	7.3	7.5
S&P 500 5 Year -20% Buffer	15	18	17	17	19	18	18	21	17	18	16	17
Russell 2000 5 Year -20% Buffer	19	20	20	21	23	23	21	24	20	22	18	21
Choice Russell 2000 5 Yr - 25% Buffer	25	26	24		28		26	28	25	29	29	25
Russell 2000 5 Year -30% Buffer	17	17	16	16	19	18	17	19	16	19	16	16
NASDAQ 100 1 Year -10% Buffer	10.2	10	9.5	9.4	10.6	10.2	11.6	14.1	12.4	10.8	10	10
DJ US REIT 1 Year -10% Buffer	12	11.2	11.9	11.5	11.1	11.3	11.5	14.4	11.3	11.8	16.5	12.9
MSCI EAFE 3 Year -10% Buffer	22	18	18	16	18	19	19	19	17	17	18	15
Choice Russell 2000 5 Yr - 15% Buffer		31	29	29			33		32	36	36	31
Choice S&P 500 5 Yr - 25% Buffer	24	21	21		24	23	23	25	22	23	25	22
Gold SPDR Index 1 year -10% Buffer	5.5	6	6.3	6.3	5.2	5.6	5.6	8.4	6.9	7.2	6.7	6.5
Russell 2000 5 Year -10% Buffer	27	26	25	26	30	29	29	32	27	32	24	27
Choice S&P 500 5 Yr - 10% Buffer	35	32	32	32	37	34	35	37	33	34	36	33
S&P 500 3 Year -10% Buffer	16	15	14	14	17	16	17	19	17	16	16	16

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
MSCI EAFE 5 Year -30% Buffer	15	14	12	10	15	14	13	12	13	14	20
MSCI EAFE 1 Year -10% Buffer	5.2	6.7	5.4	5.9	6.4	6.9	5.9	7.7	6.8	7.4	8.5
MSCI EAFE 5 Year -20% Buffer	21	19	16	15	21	19	18	17	17	18	27
MSCI EAFE ETF Annual Lock 5 Yr -10% Buff	4.9	4.8	4.4	4.8	5.1	5	4.5	4.9	5.2	5.6	5.6
S&P 500 5 Year -10% Buffer	21	22	19	20	22	22	22	21	23	23	27
MSCI EM 1 Year -10% Buffer	9.2	7.7	7	6.4	8	6.8	6.6	9.9	9.7	10.3	9.9
Financial SPDR 1 Year - 10% Buffer	9.7	9.2	8.4	8.4	8.1	8.7	7.7	10.5	9.8	12.8	9.1
MSCI EAFE 5 Year -10% Buffer	30	28	20	21	31	29	26	26	24	27	40
Russell 2000 Annual Lock 5 Yr -10% Buff	7.2	7.1	6.6	6.9	7.1	7.2	6.6	7	7.7	8.3	8.1
Choice S&P 500 5 Yr - 15% Buffer	26	26	24	26	27	28	26			30	31
Energy SPDR Index 1 Year -10% Buffer	14.4	15.2	13.4	15.4	16.6	15.7	13.1	18.2	18.5	21.1	18.7
Choice Russell 2000 5 Yr - 10% Buffer		37		36	38	39	37		41	43
Russell 2000 3 Year -10% Buffer	21	21	19	20	21	22	21	22	24	26	25
Russell 2000 3 Year -20% Buffer	15	15	13	14	15	16	14	15	17	18	18
S&P 500 Annual Lock 5 Year -10% Buffer	6.3	6.2	5.8	6.1	6.4	6.3	5.9	6.2	6.2	6.8	6.7

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
S&P 500 5 Year -30% Buffer	13	14	11	14	13	14	13	13	14	16	17
S&P 500 3 Year -20% Buffer	11	11	10	10	11	12	11	12	12	14	14
Russell 2000 1 Year -10% Buffer	10.1	11	9.9	10.7	10.5	11	10.9	11.9	12.5	13.4	12.8
S&P 500 1 Year -10% Buffer	6.8	7	6.3	6.7	6.6	6.8	7	7.6	8.1	8.8	8.8
S&P 500 5 Year -20% Buffer	16	18	14	16	17	17	17	16	18	18	21
Russell 2000 5 Year -20% Buffer	19	21	18	20	20	23	20	21	23	23	26
Choice Russell 2000 5 Yr - 25% Buffer	25	25	23	24	25	27	24		28
Russell 2000 5 Year -30% Buffer	17	16	14	16	16	18	16	16	19	20
NASDAQ 100 1 Year -10% Buffer	8.7	9.4	8.1	8.7	8.6	8.9	9	10.7	11.1	12.2	15.5
DJ US REIT 1 Year -10% Buffer	15.6	13.5	11.5	9.3	10.5	11.4	9	3.2	13.4	31.7	18.5
MSCI EAFE 3 Year -10% Buffer	17	16	14	17	19	17	17	16	18	18	26
Choice Russell 2000 5 Yr - 15% Buffer	31	31	29							37
Choice S&P 500 5 Yr - 25% Buffer	22	22	19	22	22	23	22		23	25	25
Gold SPDR Index 1 year -10% Buffer	5.2	5.8	4.7	5.2	5.6	5.3	5.6	7.9	8.2	10.7	10
Russell 2000 5 Year -10% Buffer	25	27	25	26	28	29	27	28	30	33	33
Choice S&P 500 5 Yr - 10% Buffer	32	32	30	32	33	35	33	33	35	36	37
S&P 500 3 Year -10% Buffer	15	15	14	15	15	16	15	16	17	17	19

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
MSCI EAFE 1 Year -10% Buffer	8.8	8.2	6.9	7.2	6.9	7.4	8.7	8	6.7	6.5	5.5	5.6
S&P 500 5 Year -10% Buffer	17	17	17	17	20	19	19		18
MSCI EM 1 Year -10% Buffer	8.7	8.3	8	7.3	7.7	6.9	7.3	10.1	8.6	7.9	8	7.3
Financial SPDR 1 Year - 10% Buffer	6.4	7.5	6.4	6.7	7.5	7.3	8.8	9.9	8.8	7.5	10.3	7.6
Energy SPDR Index 1 Year -10% Buffer	13.9	13.4	12.8	12.6	13.6	12.3	12.7	18.7	18.2	14.9	17.3	17.4
Russell 2000 3 Year -10% Buffer		17	16	16	19	18	20	22	19	21	16	18
Russell 2000 3 Year -20% Buffer	11	11	11	11	13	12	13	15	13	14	11	12
S&P 500 5 Year -30% Buffer	11	11				11				11		10
S&P 500 3 Year -20% Buffer	9	9	8	8	10	9	9	11	9	9	9	9
Russell 2000 1 Year -10% Buffer	10.6	10.4	9.5	9.9	10.6	10.4	11.8	13.7	11.5	10.3	9.3	9.8

	01/02/2025	01/16/2025	02/06/2025	02/20/2025	03/06/2025	03/20/2025	04/03/2025	04/17/2025	05/01/2025	05/15/2025	06/05/2025	06/18/2025
S&P 500 1 Year -10% Buffer	6.5	6.7	6.2	6.1	6.9	6.8	7.8	9.9	8.2	7.1	6.5	6.6
S&P 500 5 Year -20% Buffer	13			13		14			13
Russell 2000 5 Year -20% Buffer	16			15		17
Russell 2000 5 Year -30% Buffer		12				13
NASDAQ 100 1 Year -10% Buffer	9.3	9.1	8.5	8.5	9.7	9.3	10.5	12.9	11.2	9.7	9.9	9.3
DJ US REIT 1 Year -10% Buffer	10.4	9.7	10.2	10.1	9.6	9.9	9.9	12.8	9.8	10.5	14.4	11.1
MSCI EAFE 3 Year -10% Buffer					14	15			14		13	12
Gold SPDR Index 1 year -10% Buffer	4.5		5.2	5.1	4.2	4.6	4.6	7.1	5.7	6	6.2
Russell 2000 5 Year -10% Buffer		22	20	20					23
S&P 500 3 Year -10% Buffer	13	13	12	12	14	13	13	16	14	14	12	13

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
MSCI EAFE 1 Year -10% Buffer	4.1	5.5	5.3	5	5.4	5.9	4.8	6.7	5.9	6.5	7.5
S&P 500 5 Year -10% Buffer	18	17					18
MSCI EM 1 Year -10% Buffer	8.1	6.9	6	5.4	6.8	5.9	5.8	8.8	8.6	9.3	8.8
Financial SPDR 1 Year - 10% Buffer	8.7	7.9	7.4	7.5	7.3	7.7	6.9	9.1	8.6	11.3	8.2
Energy SPDR Index 1 Year -10% Buffer	12.9	13.3	11.9	14	15	14	11.5	16.6	16.6	18.9	16.9
Russell 2000 3 Year -10% Buffer	18	18		17	18			18	21	22	21
Russell 2000 3 Year -20% Buffer	12	12	10	11	12	13	11	12	14	15	14
S&P 500 5 Year -30% Buffer		10			10	11	10	10	11	12	13
S&P 500 3 Year -20% Buffer	9	9	7	9	9	9	9	9	10	11	11
Russell 2000 1 Year -10% Buffer	9.1	9.4	8.9	9.6	9.4	10.1	9.9	11.5	11.6	12.7	11.7

	07/03/2025	07/17/2025	08/07/2025	08/21/2025	09/04/2025	09/18/2025	10/02/2025	10/16/2025	11/06/2025	11/20/2025	12/04/2025
S&P 500 1 Year -10% Buffer	5.9	6.2	6.2	5.9	5.9	6	6.2	6.8	7.3	8	7.9
S&P 500 5 Year -20% Buffer		13		13			13		15
Russell 2000 5 Year -20% Buffer		16					15
Russell 2000 5 Year -30% Buffer
NASDAQ 100 1 Year -10% Buffer	8.5	8.4	7.5	8.1	7.9	8.1	8.9	9.8	11	12.1	14.1
DJ US REIT 1 Year -10% Buffer	13.5	11.5	9.9	8	9	9.7	7.7	2.7	11.3	26.6	15.5
MSCI EAFE 3 Year -10% Buffer	14	13			15	13	13	13
Gold SPDR Index 1 year -10% Buffer	4.2		3.7		4.5
Russell 2000 5 Year -10% Buffer	22	22					21
S&P 500 3 Year -10% Buffer	13	12	11	12	13	13	13	14	14	16	16